Revenue	12 Months Ended
Dec. 31, 2023
Revenue
Revenue

16.  Revenue

Revenue by source consists of the following:

	Year Ended December 31,
	2021	2022	2023
Vehicle sales	33,169,740	45,506,581	49,257,270
Parts, accessories and after-sales vehicle services	806,079	1,228,385	2,337,490
Provision of power solution	811,809	1,016,094	1,666,346
Others	1,348,795	1,517,501	2,356,827
Total	36,136,423	49,268,561	55,617,933

For the years ended December 31, 2021, 2022 and 2023, revenue recognised at a point in time was RMB35,416,050, RMB47,734,716 and RMB53,401,464, respectively, and revenue recognised over time was RMB720,373, RMB1,533,845 and RMB2,216,470, respectively.